UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

                                  Andrew Hyltin
                                  The CNL Funds
                             450 South Orange Avenue
                                Orlando, FL 32801
                     (Name and Address of Agent for Service)

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2599

                   Date of Fiscal Year End: December 31, 2009

                  Date of Reporting Period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

INVESTMENT PORTFOLIO                        AS OF SEPTEMBER 30, 2009 (UNAUDITED)

CNL GLOBAL REAL ESTATE FUND

                                                    SHARES         VALUE (US$)
                                               ---------------   ---------------
COMMON STOCKS 99.4%(a)
AUSTRALIA 12.1%
CFS Retail Property Trust                               85,000           150,724
Commonwealth Property Office Fund                       89,126            74,696
Dexus Property Group                                   439,583           327,691
ING Office Fund                                        577,854           285,478
Stockland                                              245,327           883,024
Westfield Group                                        128,356         1,573,975
                                                                 ---------------
                                                                       3,295,588
CANADA 6.1%
Allied Properties Real Estate Investment
   Trust                                                18,086           279,234
Boardwalk Real Estate Investment Trust                  12,274           441,940
Brookfield Properties Corp.                             11,002           123,882
Canadian Apartment Properties Real Estate
   Investment Trust                                     14,300           197,006
Canadian Real Estate Investment Trust                   14,891           358,836
Riocan Real Estate Investment Trust                     13,256           222,863
Riocan Real Estate Investment Trust
   (Restricted)(b, c)                                    3,202            53,833
                                                                 ---------------
                                                                       1,677,594
FRANCE 7.3%
Fonciere des Regions                                     3,073           357,906
Mercialys                                                6,807           270,442
Unibail-Rodamco                                          6,533         1,357,050
                                                                 ---------------
                                                                       1,985,398
HONG KONG 13.5%
China Resources Land Ltd.                              233,470           510,920
Hang Lung Properties Ltd.                              203,132           750,928
Henderson Land Development Co., Ltd                     65,757           422,539
Kerry Properties Ltd.                                  105,000           567,674
Shui On Land Ltd.                                      234,170           134,458
Sino-Ocean Land Holdings Ltd.                          374,960           339,155
Sun Hung Kai Properties Ltd.                            43,641           644,193
The Link Real Estate Investment Trust                  136,714           301,651
                                                                 ---------------
                                                                       3,671,518
JAPAN 10.3%
Global One Real Estate Investment Co., Ltd.                 14           103,247
Japan Excellent, Inc.                                       17            92,798
Mitsubishi Estate Co., Ltd.                             74,698         1,174,997
Mitsui Fudosan Co., Ltd.                                51,000           863,020
Nippon Building Fund, Inc.                                  40           356,932
NTT Urban Development Corp.                                235           215,719
                                                                 ---------------
                                                                       2,806,713
NETHERLANDS 0.9%
Prologis European Properties                            39,778           247,738

SINGAPORE 6.9%
Ascendas Real Estate Investment Trust                  174,000           238,398
CapitaCommercial Trust                                 284,372           209,951
CapitaLand Ltd.                                        309,161           816,440
CapitaMall Trust                                       220,226           289,226
Yanlord Land Group Ltd.                                197,895           320,307
                                                                 ---------------
                                                                       1,874,322

INVESTMENT PORTFOLIO                        AS OF SEPTEMBER 30, 2009 (UNAUDITED)

                                                    SHARES         VALUE (US$)
                                               ---------------   ---------------
SWEDEN 0.8%
Kungsleden AB                                           34,057           226,188

UNITED KINGDOM 8.3%
Big Yellow Group PLC                                    41,683           249,809
British Land Co. PLC                                    90,627           688,259
Derwent London PLC                                      15,220           296,751
Helical Bar PLC                                         68,290           409,376
SEGRO PLC                                               41,000           240,802
St Modwen Properties PLC                               104,577           371,028
                                                                 ---------------
                                                                       2,256,025
UNITED STATES 33.2%
Alexandria Real Estate Equities, Inc. (REIT)            11,580           629,373
American Campus Communities, Inc. (REIT)                13,731           368,677
AvalonBay Communities, Inc. (REIT)                       4,661           338,995
BioMed Realty Trust, Inc. (REIT)                        24,643           340,073
Boston Properties, Inc. (REIT)                           7,760           508,668
Digital Realty Trust, Inc. (REIT)                       10,314           471,453
Douglas Emmett, Inc. (REIT)                             15,983           196,271
Duke Realty Corp (REIT)                                 31,495           378,255
Essex Property Trust, Inc. (REIT)                        3,505           278,928
Federal Realty Investment Trust (REIT)                   6,120           375,584
Government Properties Income Trust (REIT)(d)            11,231           269,656
HCP, Inc. (REIT)                                        21,143           607,650
Health Care REIT, Inc. (REIT)                            9,977           415,243
Kite Realty Group Trust (REIT)                          37,266           155,399
OMEGA Healthcare Investors, Inc. (REIT)                 15,061           241,277
Public Storage (REIT)                                    9,120           686,189
Regency Centers Corp. (REIT)                             9,771           362,016
Simon Property Group, Inc. (REIT)                       17,412         1,208,915
Tanger Factory Outlet Centers, Inc. (REIT)               6,266           233,973
Vornado Realty Trust (REIT)                             15,214           979,934
                                                                 ---------------
                                                                       9,046,529

                                                     % OF
                                                  NET ASSETS
                                               ---------------
TOTAL INVESTMENT PORTFOLIO (Cost
   $ 24,080,892)(e)                                       99.4        27,087,613
OTHER ASSETS AND LIABILITIES, NET                          0.6           154,934
                                               ---------------   ---------------
NET ASSETS                                               100.0        27,242,547

(a)  As a percentage of net assets.

(b)  Illiquid security.

(c) Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 ("Rule 144A Security").

(d)  Non-income producing security.

(e) The cost for federal income tax purpose was $42,125,540. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $14,240,500. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of tax cost of $152,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax costs over value of $14,393,390.

REIT: U.S. Real Estate Investment Trust. Many of the foreign companies have adopted REIT-like corporate structures in their respective countries. The character and features of REIT-like corporate structures in foreign countries may differ from U.S. REITs. Therefore, only U.S. companies are designated as "REIT" where applicable.

1. PORTFOLIO VALUATION

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which CNL Fund Advisors Company ("the Adviser") determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when exchange trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Adviser's Pricing Committee determines fair value in a manner that it believes fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of non-North American securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such non-North American securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Fair Value Measurements, which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

     -    Level 1 - quoted prices in active markets for identical assets

     - Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Effective June 15, 2009, the Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the fair value measurements used for the September 30, 2009 values:

                                                   QUOTED PRICES
                                                     IN ACTIVE     SIGNIFICANT
                                                    MARKETS FOR       OTHER       SIGNIFICANT
                                                     IDENTICAL      OBSERVABLE   UNOBSERVABLE
                                                      ASSETS          INPUTS        INPUTS
                                        TOTAL        (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                                     -----------   -------------   -----------   ------------
Common stock - Canada                $ 1,677,594    $ 1,623,761      $53,833         $--
Common stock - All other countries   $25,410,019    $25,410,019      $    --         $--
                                     -----------    -----------      -------         ---
   Total                             $27,087,613    $27,033,780      $53,833         $--
                                     ===========    ===========      =======         ===

At September 30, 2009, there were no securities fair valued pursuant to the Fund's fair value procedures.

2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
     Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

3. EXHIBITS

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CNL FUNDS


By:    /s/ Andrew Hyltin
       ------------------------------
       Name:  Andrew Hyltin
       Title: President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Andrew Hyltin                   By: /s/ Paul S. Saint-Pierre
       ------------------------------          ---------------------------------
       Name:  Andrew Hyltin                    Name:  Paul S. Saint-Pierre
       Title: President                        Title: Treasurer

       Date:  November 24, 2009